Secured or Guaranteed Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Unsecured Borrowing CNY	Dec. 31, 2013 Long Term Loan Three CNY	Dec. 31, 2013 Secured Team Loan CNY	Dec. 31, 2012 Jointly guaranteed by Director and CEO, Director and COO and restricted cash Short Term Loan Nine CNY	Dec. 31, 2012 Jointly guaranteed by third party and company's computer and network equipment Short Term Loan Five CNY	Dec. 31, 2012 Mr. Chen Sheng and Mr. Zhang Jun Short Term Loan Eight CNY	Dec. 31, 2013 Mr. Chen Sheng and Mr. Zhang Jun Short Term Loan Twelve CNY	Dec. 31, 2012 Jointly guaranteed by third party, company's computer and network equipment, Director and CEO and Director and COO Short Term Loan Six CNY	Dec. 31, 2012 Jointly guaranteed by third party, company's computer and network equipment, Director and CEO and Director and COO Short Term Loan Seven CNY	Dec. 31, 2012 Guaranteed by restricted cash Long-Term Loan One CNY	Dec. 31, 2012 Guaranteed by restricted cash Long-Term Loan Two CNY	Dec. 31, 2013 Guaranteed by restricted cash Short Term Loan Ten CNY	Dec. 31, 2013 Guaranteed by restricted cash Long Term Loan Four CNY	Dec. 31, 2013 Guaranteed by restricted cash Long Term Loan Five CNY	Dec. 31, 2013 Secured by a subsidiary's computer and network equipment Short Term Loan Eleven CNY
Debt Instrument [Line Items]
Short-term borrowings	$ 28,697	173,726	176,961	84,641			6,961	20,000	90,000	40,000	30,000	30,000			19,085			30,000
Long-term borrowings		1,162,740	230,879		19,740	900,000							63,000	167,879		63,000	180,000